CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,382,525	$ 1,262
Receivables	2,316	0
Prepaid expenses	27,160	62,089
Inventory	67,144	0
Due from related parties	429,648	399,251
Total Current Assets	1,908,793	462,602
Property and equipment, net	79,153	36,597
Intangible assets, net	54,912	0
Operating lease right of use asset	315,207	546,350
Lease security deposit	86,811	83,386
Total Assets	2,444,876	1,128,935
Current liabilities
Accounts payable and accrued expenses (including accounts payable and accrued expenses of VIE without recourse to the Company of $101,175 and $0 as of December 31, 2020 and December 31, 2019, respectively)	101,175	0
Customer deposits (including customer deposits of VIE without recourse to the Company of $11,028 and $0 as of December 31, 2020 and December 31, 2019, respectively)	11,028	0
Advances from prospective customers/distributors (including advances from prospective customers/distributors of VIE without recourse to the Company of $757,896 and $0 as of December 31 2020 and December 31, 2019, respectively)	757,896	0
Due to related parties (including due to related parties without recourse to the Company of $91,951 and $93,852 as of December 31, 2020 and December 31, 2019, respectively)	91,951	93,852
Operating lease liability - current (including operating lease liability -current of VIE without recourse to the Company of $315,207 and $262,928 as of December 31, 2020 and December 31, 2019, respectively)	315,207	262,928
Total Current Liabilities	1,277,257	356,780
Non-current liabilities
Operating lease liability - non-current (including operating lease liability - non- current of VIE without recourse to the Company of $0 and $283,422 as of December 31, 2020 and December 31, 2019, respectively)	0	283,422
Total Liabilities	1,277,257	640,202
Commitments and contingencies	0	0
Shareholders' Equity:
Common stock, par value $ 0.0001 per share; authorized 500,000,000 shares, issued and outstanding 10,152,284 and 0 shares, respectively.	1,015	0
Additional Paid in Capital	2,107,602	723,861
Accumulated deficit	(942,994)	(231,193)
Accumulated other comprehensive income (loss)	1,996	(3,935)
Total Shareholders' Equity	1,167,619	488,733
Total Liabilities and Shareholders' Equity	$ 2,444,876	$ 1,128,935